N-4	Aug. 09, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Equitable America Variable Account No.70A
Entity Central Index Key	0001822818
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
Equitable Financial Life Insurance Company of America
Equitable Financial Life Insurance Company

Supplement dated August 9, 2024 to the current Statutory Prospectus, Initial Summary
Prospectus
and Updating Summary Prospectus for:

•	Investment Edge ® 21.0
•	Investment Edge ® 15.0

This Supplement modifies certain information in the above-referenced Statutory Prospectuses, Initial Summary Prospectuses and Updating Summary Prospectuses (collectively, the “Prospectus”) offered by the Company. You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

The following hereby replaces the corresponding section in “Appendix: Portfolio Companies available under the contract”:

Equity	Putnam VT Research Fund — Putnam Investment Management, LLC; Franklin Advisers , Inc. , Putnam Investments Limited, The Putnam Advisory Company, LLC	0.99%	28.86%	16.15%	11.95%

Prospectuses Available [Text Block]	This Supplement modifies certain information in the above-referenced Statutory Prospectuses, Initial Summary Prospectuses and Updating Summary Prospectuses (collectively, the “Prospectus”) offered by the Company. You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center at 877-899-3743.

Portfolio Companies [Table Text Block]
The following hereby replaces the corresponding section in “Appendix: Portfolio Companies available under the contract”:

Equity	Putnam VT Research Fund — Putnam Investment Management, LLC; Franklin Advisers , Inc. , Putnam Investments Limited, The Putnam Advisory Company, LLC	0.99%	28.86%	16.15%	11.95%

Putnam VT Research Fund [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam VT Research Fund
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers , Inc. , Putnam Investments Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	28.86%
Average Annual Total Returns, 5 Years [Percent]	16.15%
Average Annual Total Returns, 10 Years [Percent]	11.95%